Cover	Sep. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to Current Report on Form 8-K (this "Amendment No. 2") is being filed to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission (the "SEC") on September 7, 2022 by American Metals Recovery and Recycling Inc. (the "Company"), as amended by Amendment No. 1 to Current Report on Form 8-K filed with the SEC on October 11, 2022 by the Company (together, the "Initial Form 8-K") . As previously reported in the Initial Form 8-K, effective August 31, 2022, the Company entered into an Asset Purchase Agreement with Multiband Global Resources, LLC, now known as HSB Holdings LLC ("MBGR"), pursuant to which the Company acquired substantially all of the MBGR's assets (the "Asset Purchase Agreement").
Document Period End Date	Sep. 07, 2022
Entity File Number	000-56318
Entity Registrant Name	American Metals Recovery and Recycling Inc.
Entity Central Index Key	0001488638
Entity Tax Identification Number	27-2262066
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4301 West Bank Dr.
Entity Address, Address Line Two	Suite 110B
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	(866)
Local Phone Number	365-0620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false